Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Advertising	$ 3,275,200	$ 2,044,005	$ 5,592,577	$ 3,976,840	$ 8,430,401	$ 5,241,585